RELATED PARTY TRANSACTIONS	11 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 5. RELATED PARTY TRANSACTIONS

Shareholder Advances

In support of the Company's efforts and cash requirements, the Company has relied on advances from the majority shareholder and sole officer until such time that the Company can support its operations or attain adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by this shareholder. Shareholder advances were used to fund current operating expenses through advances or amounts paid on behalf of the Company in satisfaction of liabilities.

During the eleven months ended December 31, 2015, and the year ended January 31, 2015 the Company's officers advanced a total of $74,331 and $14,467, respectively. Shareholder advances outstanding was $96,298 at December 31, 2015, and $21,967 at January 31, 2015, respectively.

Shareholder advances are non-interest bearing. The Company had recognized imputed interest expense on advances, in the amounts of $2,168 and $590 for the eleven months ended December 31, 2015 and for the year ended January 31, 2015, respectively. These amounts were recognized as interest expense and a corresponding contribution to capital.

Convertible Notes Payable

On September 15, 2013, $164,994 of shareholder advances payable to the Company's former sole officer and majority owner were re-structured into two notes in equal amounts of $82,497, each convertible into the Company's common stock at rates of $0.005 and $0.01 per share respectively. The notes are convertible on demand of the holder, bear no interest, and have a maturity date of September 15, 2023. The two notes in equal amounts of $82,497 were converted by the new controlling shareholder on March 29, 2015 into 16,499,400 shares of common stock at $0.005 per share and 8,249,700 shares of common stock at $0.01 per share. (For more information, please refer to Note 6.)

Equity

In 2011, the Company issued an option to purchase 8,000,000 common shares at $0.10 per share, to an officer of the Company for compensation. (For more information, please refer to Note 7.)